PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
PRINCIPAL SUBSIDIARIES
Schedule of principal subsidiaries

			Interests held
	Particulars	Interests	by non-
	of issued	held by the	controlling
Name of Company	capital	Company %	interests %	Principal activities
Sinopec International Petroleum Exploration and Production Limited ("SIPL")	RMB 8,000	100.00	—	Investment in exploration, production and sale of petroleum and natural gas
Sinopec Great Wall Energy & Chemical Company Limited	RMB 22,761	100.00	—	Coal chemical industry investment management, production and sale of coal chemical products
Sinopec Yangzi Petrochemical Company Limited	RMB 15,651	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Pipeline Storage & Transportation Company Limited	RMB 12,000	100.00	—	Pipeline storage and transportation of crude oil
Sinopec Yizheng Chemical Fibre Limited Liability Company	RMB 4,000	100.00	—	Production and sale of polyester chips and polyester fibres
Sinopec Lubricant Company Limited	RMB 3,374	100.00	—	Production and sale of refined petroleum products, lubricant base oil, and petrochemical materials
Sinopec Qingdao Petrochemical Company Limited	RMB 1,595	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Chemical Sales Company Limited	RMB 1,000	100.00	—	Marketing and distribution of petrochemical products
China International United Petroleum and Chemical Company Limited	RMB 5,000	100.00	—	Trading of crude oil and petrochemical products
Sinopec Overseas Investment Holding Limited ("SOIH")	USD 1,662	100.00	—	Investment holding of overseas business
Sinopec Catalyst Company Limited	RMB 1,500	100.00	—	Production and sale of catalyst products
China Petrochemical International Company Limited	RMB 1,400	100.00	—	Trading of petrochemical products
Sinopec Beihai Refining and Chemical Limited Liability Company	RMB 5,294	98.98	1.02	Import and processing of crude oil, production, storage and sale of petroleum products and petrochemical products
Sinopec Qingdao Refining and Chemical Company Limited	RMB 5,000	85.00	15.00	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Hainan Refining and Chemical Company Limited	RMB 9,628	75.00	25.00	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Marketing Co. Limited ("Marketing Company")	RMB 28,403	70.42	29.58	Marketing and distribution of refined petroleum products
Shanghai SECCO (Note 35)	RMB 7,801	67.60	32.40	Production and sale of petrochemical products
Sinopec Kantons Holdings Limited ("Sinopec Kantons")	HKD 248	60.33	39.67	Provision of crude oil jetty services and natural gas pipeline transmission services
Sinopec-SK (Wuhan) Petrochemical Company Limited ("Sinopec-SK ")	RMB 7,193	59.00	41.00	Production, sale, research and development of petrochemical products, ethylene and downstream byproducts
Gaoqiao Petrochemical Company Limited	RMB 10,000	55.00	45.00	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Shanghai Petrochemical Company Limited ("Shanghai Petrochemical")	RMB 10,824	50.44	49.56	Manufacturing of synthetic fibres, resin and plastics, intermediate petrochemical products and petroleum products
Fujian Petrochemical Company Limited ("Fujian Petrochemical") (i)	RMB 8,140	50.00	50.00	Manufacturing of plastics, intermediate petrochemical products and petroleum products

Note:

(i)

The Group consolidated the financial statements of the entity because it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Schedule of summarized consolidated balance sheet

					Shanghai
	Marketing Company		SIPL		Petrochemical		Fujian Petrochemical		Sinopec Kantons		Shanghai SECCO		Sinopec-SK
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets	130,861	129,266	16,731	19,151	25,299	22,309	816	1,788	1,209	1,284	9,537	11,858	2,750	5,337
Current liabilities	(181,766)	(192,106)	(483)	(456)	(13,913)	(15,479)	(50)	(804)	(3,722)	(2,961)	(2,233)	(3,196)	(2,333)	(15,037)
Net current (liabilities)/ assets	(50,905)	(62,840)	16,248	18,695	11,386	6,830	766	984	(2,513)	(1,677)	7,304	8,662	417	(9,700)
Non-current assets	261,062	340,356	38,020	13,234	19,087	23,185	11,444	11,558	12,895	12,777	12,301	11,473	12,612	21,567
Non-current liabilities	(2,086)	(58,732)	(31,050)	(16,952)	(10)	(21)	(688)	(688)	(132)	(158)	(1,698)	(1,627)	—	(7)
Net non-current assets/(liabilities)	258,976	281,624	6,970	(3,718)	19,077	23,164	10,756	10,870	12,763	12,619	10,603	9,846	12,612	21,560
Net assets	208,071	218,784	23,218	14,977	30,463	29,994	11,522	11,854	10,250	10,942	17,907	18,508	13,029	11,860
Attributable to owners of the Company	141,244	148,256	5,266	6,308	15,295	14,998	5,761	5,927	6,165	6,583	12,105	12,511	8,469	6,997
Attributable to non-controlling interests	66,827	70,528	17,952	8,669	15,168	14,996	5,761	5,927	4,085	4,359	5,802	5,997	4,560	4,863

Schedule of summarized consolidated statement of comprehensive income

	Marketing Company			SIPL			Shanghai Petrochemical			Fujian Petrochemical			Sinopec Kantons			Shanghai SECCO (ii)				Sinopec-SK
Year ended December 31,	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating Revenues	1,221,530	1,443,698	1,427,705	6,136	5,037	3,282	91,962	107,689	100,270	6,068	5,261	5,535	1,498	1,398	1,274	5,222	26,320	28,341	16,139	17,134	31,016
Net income for the year	27,520	22,046	22,992	1,075	3,272	2,831	6,154	5,336	2,227	2,726	1,576	477	1,046	1,065	1,131	726	3,099	3,137	2,730	1,879	701
Total Comprehensive income	26,986	22,589	23,362	396	4,536	2,693	6,153	5,336	2,235	2,726	1,576	477	1,146	1,067	1,140	726	3,099	3,137	2,730	1,879	701
Comprehensive income/(loss) attributable to non-controlling interests	9,033	7,794	8,289	(38)	2,737	1,651	3,052	2,645	1,113	1,363	788	238	433	399	433	235	1,004	1,016	956	658	245
Dividends paid to non-controlling interests	9,544	3,964	4,830	—	—	10,926	1,344	1,616	1,344	625	600	650	70	104	159	—	1,191	822	—	—	—

Schedule of summarized statement of cash flows

Summarized statement of cash flows

	Marketing Company			SIPL			Shanghai Petrochemical			Fujian Petrochemical			Sinopec Kantons			Shanghai SECCO (ii)			Sinopec-SK
Year ended December 31,	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Net cash generated from /(used in) operating activities	51,038	24,825	40,260	2,758	3,467	2,128	7,061	6,659	5,057	(558)	38	622	968	738	716	1,639	3,766	4,601	2,976	3,308	5,532
Net cash (used in)/ generated from investing activities	(35,738)	8,339	(25,923)	(2,211)	4,096	678	(2,401)	(1,928)	(4,623)	225	(215)	(472)	193	648	397	5,567	(480)	(91)	(2,415)	(3,099)	(4,987)
Net cash (used in)/ generated from financing activities	(16,499)	(32,084)	(21,535)	243	(5,419)	(116)	(2,590)	(3,507)	(1,737)	(158)	43	(163)	(1,093)	(1,551)	(1,208)	—	(3,676)	(2,050)	(631)	525	250
Net (decrease)/ increase in cash and cash equivalents	(1,199)	1,080	(7,198)	790	2,144	2,690	2,070	1,224	(1,303)	(491)	(134)	(13)	68	(165)	(95)	7,206	(390)	2,460	(70)	734	795
Cash and cash equivalents as of January 1	14,373	12,921	14,142	3,045	3,605	5,993	5,441	7,504	8,742	717	226	92	289	343	198	—	7,205	6,817	134	64	798
Effect of foreign currency exchange rate changes	(253)	141	(43)	(230)	244	150	(7)	14	11	—	—	—	(14)	20	14	(1)	2	1	—	—	—
Cash and cash equivalents as of December 31	12,921	14,142	6,901	3,605	5,993	8,833	7,504	8,742	7,450	226	92	79	343	198	117	7,205	6,817	9,278	64	798	1,593

(ii)    The summarized consolidated statement of comprehensive income and the summarized statement of cash flow of Shanghai SECCO present the results from the acquisition date to December 31, 2017.